Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of reserves within equity [abstract]
Schedule of Movement of Warrant Liability
The movement of the warrant liability is set out as below:

Total
US$’000 (Unaudited)
At January 1, 2023	67,000
Fair value loss of the warrant liability	85,750
Exercise of the warrant liability	(152,750)
At September 30, 2023	—